New standards or amendments issued	12 Months Ended
Dec. 31, 2023
New standards or amendments issued [Abstract]
New standards or amendments issued
4.	New standards or amendments issued

In the current year, the Group has applied a number of amendments to IFRS Accounting Standards issued by the IASB that are mandatorily effective for an accounting period that begins on or after January 1, 2023. Their adoption has not had any material impact on the disclosures or the amounts reported in these financial statements.

a.	IFRS 17 Insurance Contracts (including June 2020 and December 2021 Amendments to IFRS 17)

The Group does not have any contracts that meet the definition of an insurance contract under IFRS 17.

IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts.
IFRS 17 outlines a general model, which is modified for insurance contracts with direct participation features, described as the variable fee approach. The general model is simplified if certain criteria are met by measuring the liability for remaining coverage using the premium allocation approach. The general model uses current assumptions to estimate the amount, timing and uncertainty of future cash flows and it explicitly measures the cost of that uncertainty. It takes into account market interest rates and the impact of policyholders’ options and guarantees.

b.	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements — Disclosure of Accounting Policies

The Group has adopted the amendments to IAS 1 for the first time in the current year. The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

The IASB has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2.

Management reviewed the accounting policies disclosed and determined that the amendment did not impact the accounting policy information disclosed in Note 3.

c.	Amendments to IAS 12 Income taxes – Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The Group has adopted the amendments to IAS 12 for the first time in the current year. The amendments introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. Depending on the applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting profit nor taxable profit.

Following the amendments to IAS 12, an entity is required to recognize the related deferred tax asset and liability, with the recognition of any deferred tax asset being subject to the recoverability criteria in IAS 12.

As of December 31, 2023, there was no material impact on the amounts or disclosures reported in these financial statements due to the adoption of this amendment.

d.	Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors —Definition of Accounting Estimates

The Group has adopted the amendments to IAS 8 for the first time in the current year. The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates.

Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. The definition of a change in accounting estimates was deleted.

As of December 31, 2023, there was no material impact on the amounts or disclosures reported in these financial statements due to the adoption of this amendment.

e.	New and revised IFRS Accounting Standards in issue but not yet effective

At the date of authorization of these financial statements, the group has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective.

•	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)
•	Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)
•	Non-Current Liabilities with Covenants (Amendments to IAS 1)
•	Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
•	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

The Group is in the process of assessing the potential impact of the amendments on the classification of these liabilities and the related disclosures.